Commitments and Contingencies - Additional Information (Detail)					9 Months Ended		12 Months Ended
	Mar. 01, 2016 ft²	Sep. 08, 2015 USD ($)	Jul. 01, 2015 USD ($) ft²	Feb. 02, 2015 USD ($)	Sep. 30, 2016 USD ($) ft²	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement term			4 years
Area of real estate property (in sqft) | ft²			8,171
Future minimum commitment under non-cancelable operating lease			$ 23,300	$ 22,000			$ 2,413,733
Lessee Leasing Arrangements, Operating Leases, Increases to Monthly Payments, Term			3 years	2 years
Additional area of office space for headquarters facility | ft²	5,265
Rent expense					$ 462,000	$ 221,000	$ 375,000	$ 230,000
Ivyland, Pennsylvania [Member]
Loss Contingencies [Line Items]
Area of real estate property (in sqft) | ft²					2,100		2,100
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Loss Contingencies [Line Items]
Fair value of royalty		$ 153,000			$ 188,000		$ 153,000
Royalty payment period		36 months			36 months
Noncurrent fair value of royalty					$ 144,000